Lease accounting (Tables)	12 Months Ended
Dec. 31, 2023
Lease accounting
Schedule of maturity of operating lease liabilities	The following table presents the maturity of the Company’s operating lease liabilities as of December 31, 2023.

2024	1,762
2025	979
2026	285
Total operating lease payments (undiscounted)	3,026
Less: Imputed interest	(134)
Total operating lease liabilities (discounted)	2,892

Schedule of lease cost

	For the years ended December 31,
	2021	2022	2023
Relating to the operating lease liabilities	2,862	2,835	530
Relating to short-term leases	1,518	894	966
	4,380	3,729	1,496

Schedule of supplemental cash flow information related to operating leases

	For the years ended December 31,
	2021	2022	2023
Cash paid for the rentals included in the lease liabilities	2,781	2,776	2,548
Right-of-use assets obtained in exchange for operating lease liabilities	3,163	2,988	1,782